CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues
Total revenues		$ 165,422	¥ 1,151,637	¥ 617,226	¥ 259,305
Cost of revenues		(28,531)	(198,630)	(91,563)	(44,799)
Gross profit		136,891	953,007	525,663	214,506
Operating expenses:
Sales and marketing expenses		(67,516)	(470,033)	(306,360)	(127,462)
General and administrative expenses		(23,059)	(160,531)	(75,442)	(29,725)
Research and development expenses		(25,463)	(177,268)	(94,726)	(32,557)
Total operating expenses		(116,038)	(807,832)	(476,528)	(189,744)
Income from operations		20,853	145,175	49,135	24,762
Other income/(expenses):
Investment income		1,249	8,698	5,256	2,265
Interest income		6,470	45,045	10,881	176
Exchange gains/(losses)		(465)	(3,235)	(8,008)	2,090
Impairment of long-term investment		(575)	(4,000)	0	0
Share of losses of equity method investee | ¥					(3,850)
Others, net		4,995	34,776	990	(12,222)
Income before tax		32,527	226,459	58,254	13,221
Income tax benefits/(expenses)		(7,144)	(49,735)	(3,171)	3,981
Net income		25,383	176,724	55,083	17,202
Accretions of convertible redeemable preferred shares to redemption value		(7,214)	(50,219)	(104,211)	(28,521)
Net (loss)/income attributable to ordinary shareholders of the Company		18,169	126,505	(49,128)	(11,319)
Other comprehensive (loss)/income:
Foreign currency translation adjustment		7,948	55,335	34,439	(2,203)
Total other comprehensive (loss)/income		7,948	55,335	34,439	(2,203)
Total comprehensive income		33,331	232,059	89,522	14,999
Accretions of convertible redeemable preferred shares to redemption value		(7,214)	(50,219)	(104,211)	(28,521)
Comprehensive (loss)/income attributable to ordinary shareholders of the Company		$ 26,117	¥ 181,840	¥ (14,689)	¥ (13,522)
Net (loss)/earnings per ordinary share
Weighted average number of ordinary shares used in computing (loss)/earnings per share, basic | shares	[1]	59,357,935	59,357,935	24,555,427	26,882,387
Weighted average number of ordinary shares used in computing (loss)/earnings per share, diluted | shares	[1]	63,309,091	63,309,091	24,555,427	26,882,387
Ordinary shares
Net (loss)/earnings per ordinary share
Net (loss)/earnings per ordinary share attributable to ordinary shareholder - basic | (per share)		$ 0.31	¥ 2.13	¥ (2.00)	¥ (0.42)
Net (loss)/earnings per ordinary share attributable to ordinary shareholder - diluted | (per share)		0.29	2.00	(2.00)	(0.42)
ADS
Net (loss)/earnings per ordinary share
Net (loss)/earnings per ordinary share attributable to ordinary shareholder - basic | (per share)		0.24	1.64	(1.54)	(0.32)
Net (loss)/earnings per ordinary share attributable to ordinary shareholder - diluted | (per share)		$ 0.22	¥ 1.54	¥ (1.54)	¥ (0.32)
Cost of revenues
Share-based compensation expenses included in:
Share-based Payment Arrangement, Expense		$ (1,832)	¥ (12,752)	¥ (1,423)	¥ (89)
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based Payment Arrangement, Expense		(1,218)	(8,479)	(1,018)	(490)
General and administrative expenses
Share-based compensation expenses included in:
Share-based Payment Arrangement, Expense		(8,845)	(61,579)	(10,112)	(1,675)
Research and development expenses
Share-based compensation expenses included in:
Share-based Payment Arrangement, Expense	[2]	(3,074)	(21,401)	(13,306)	(405)
Research and development expenses | Series E convertible redeemable preferred shares
Share-based compensation expenses included in:
Share-based Payment Arrangement, Expense | ¥				(11,587)
Information services
Revenues
Total revenues		119,713	833,422	415,119	143,613
Reservation services
Revenues
Total revenues		$ 45,709	¥ 318,215	¥ 202,107	¥ 115,692

[1]	Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.
[2]	The amount for the year ended December 31, 2018 included share-based compensation expenses of RMB11,587 related to the Series E convertible redeemable preferred shares re-designation. Please refer to Note 12 for details.